Note 18 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) € / $	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) € / $
Swaps Breakage Cost	$ 1,234	$ 0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 2,921
Number of Foreign Currency Derivatives Held	3		2
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 6,000		$ 4,000
Derivative, Average Forward Exchange Rate | € / $	1.206		1.1682
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (294)	501
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(314)	$ (1,625)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Derivative Liability, Notional Amount	328,440		$ 656,096
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	9,585		2,031
Swaps Breakage Cost	1,234
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	2,921
Interest Rate Swaps That Do Not Meet the Criteria For Hedge Accounting [Member]
Derivative Liability, Notional Amount	84,705		89,752
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	$ 128		$ (980)